                                                            FIRST QUARTER REPORT

                                                            MARCH 31, 2002


          [MORGAN STANLEY LOGO]

     MORGAN STANLEY GLOBAL
     OPPORTUNITY BOND FUND, INC.


     MORGAN STANLEY
     INVESTMENT MANAGEMENT INC.
     INVESTMENT ADVISER

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                 William G. Morton, Jr.
CHAIRMAN OF THE                 DIRECTOR
BOARD OF DIRECTORS
                                Michael Nugent
Ronald E. Robison               DIRECTOR
PRESIDENT AND DIRECTOR
                                Fergus Reid
John D. Barrett II              DIRECTOR
DIRECTOR
                                Stefanie V. Chang
Thomas P. Gerrity               VICE PRESIDENT
DIRECTOR
                                Lorraine Truten
Gerard E. Jones                 VICE PRESIDENT
DIRECTOR
                                James W. Garret
Joseph J. Kearns                TREASURER
DIRECTOR
                                Mary E. Mullin
Vincent R. McLean               SECRETARY
DIRECTOR
                                Belinda A. Brady
C. Oscar Morong, Jr.            ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase Metrotech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund Information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               OVERVIEW

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2002, the Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 0.66% compared to 4.17% for the Emerging Markets Bond/U.S. High Yield Blended Composite (the "Index"). The Index is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At March 31, 2002, the Fund's investments in debt instruments were comprised of 52% emerging markets debt securities and 48% U.S. high yield securities. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. On March 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $7.20, representing a 0.4% premium to the Fund's net asset value per share.

MARKET REVIEW

Both high yield and emerging markets debt experienced good returns in the first quarter of 2002 led by stronger than expected global economic growth, good flows into the asset classes, and improved equity markets. Emerging markets led the way for the above mentioned reasons and also rising commodity prices which are beneficial for most emerging countries. While high yield had a good quarter, the results for the asset class were hindered by a continued high default rate and rising interest rates.

In the high yield portion of the Fund, our performance was negatively impacted by poor security selection in metals and cable along with overweights in cable, wireless, and fixed-line telecom. These sectors had poor returns as compared to the high yield market as a whole. In addition, our underweights in aerospace and transportation detracted from results due to strong performance in these sectors. The Fund benefited from overweights in forest products and broadcasting. In the emerging markets debt portion of the Fund, our overweights in Russia and the Ivory Coast positively impacted returns as these countries performed better than the overall market.

We are continuing to have higher exposure to high yield in the Fund as we believe this asset class will provide superior returns over the coming months. Within high yield we are continuing with our overweights in cable, forest products, housing, and fixed-line telecom with underweights in consumer products, aerospace, utilities, and transportation. In emereging markets debt, some of our main overweights are in Russia and Brazil.

MARKET OUTLOOK

We believe both high yield and emerging markets debt will continue to perform well over the coming months. High yield historically has provided strong returns as the economy moves out of a recessionary period as earnings improve and defaults decline. If the economy continues to grow, we believe good returns will be seen over the next twelve to twenty-four months. In emerging markets debt, a better economy, continued structural improvements and political stability along with flows into the asset class should lead to good returns. We feel the Fund is positioned to take advantage of this environment.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                      April 2002

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               MARCH 31, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)

                                                TOTAL RETURN(%)
                       ---------------------------------------------------------------------
                          MARKET VALUE(1)       NET ASSET VALUE(2)          INDEX(3)
                       ---------------------------------------------------------------------
                                      AVERAGE               AVERAGE                  AVERAGE
                       CUMULATIVE      ANNUAL   CUMULATIVE   ANNUAL    CUMULATIVE     ANNUAL
--------------------------------------------------------------------------------------------
Year to Date                4.84%          --        0.66%       --         4.17%         --
One Year                   -5.95        -5.95%      -7.55     -7.55%        4.26        4.26%
Five Year                   0.33         0.07       -1.26     -0.25        35.06        6.20
Since Inception*           51.23         5.42       50.57      5.36       104.80        9.57

Past performance is not predictive of future performance.

[CHART]

               MORGAN STANLEY GLOBAL              EMERGING MARKETS BOND/HIGH YIELD
           OPPORTUNITY BOND FUND, INC.(2)              BLENDED COMPOSITE(3)
1994                 -6.42%                                   -0.85%
1995                 20.34%                                   22.16%
1996                 31.45%                                   23.50%
1997                 17.38%                                   12.52%
1998                -21.57%                                   -4.74%
1999                 22.73%                                   13.44%
2000                 -3.14%                                    4.24%
2001                 -7.82%                                    3.69%
2002                  0.66%                                    4.17%

Returns and Per Share Information

                                                                                                                 THREE
                                                                                                              MONTHS ENDED
                                                   YEAR ENDED DECEMBER 31,                                      MARCH 31,
                              --------------------------------------------------------------------------------------------
                                1994      1995      1996      1997      1998      1999      2000     2001         2002
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share     $ 12.25   $ 12.99   $ 14.86   $ 13.74   $  9.64   $ 10.56    $ 9.01   $ 7.31       $ 7.17
--------------------------------------------------------------------------------------------------------------------------
Market Value Per Share        $ 12.50   $ 12.50   $ 14.63   $ 13.13   $  8.31   $  8.38    $ 7.75   $ 7.06       $ 7.20
--------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                2.0%     -3.8%     -1.5%     -4.4%    -13.8%    -20.6%    -14.0%    -3.4%         0.4%
--------------------------------------------------------------------------------------------------------------------------
Income Dividends              $  0.91   $  1.59   $  1.49   $  1.30   $  1.18   $  1.05    $ 1.13   $ 0.98       $ 0.20
--------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions   $    --        --   $  0.50   $  2.30   $  0.06        --        --       --           --
--------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)            -6.42%    20.34%    31.45%    17.38%   -21.57%    22.73%    -3.14%   -7.82%        0.66%
--------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)           -0.85%    22.16%    23.50%    12.52%    -4.74%    13.44%     4.24%    3.69%        4.17%
--------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Fund uses as its benchmark, for purpose of comparing its performance, a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of March 31, 2002, the Fund's investment in debt instruments was comprised of 52% emerging markets debt securities and 48% U.S. high yield securities.
  * The Fund commenced operations on May 27, 1994.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

    HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               MARCH 31, 2002

PORTFOLIO SUMMARY

[CHART]

Allocation of Total Investments

                    Debt Securities          93.8%
                    Equity Securities         3.3
                    Short-Term Investments    2.9

[CHART]

Country Weightings*

                    United States            45.5%
                    Brazil                   10.6
                    Russia                    7.7
                    Mexico                    6.8
                    Venezuela                 3.1
                    Canada                    2.8
                    United Kingdom            2.7
                    Philippines               1.8
                    South Korea               1.6
                    Poland                    1.4
                    Other                    16.0

Ten Largest Holdings**

                                                                PERCENT OF
                                                                     TOTAL
                                                               INVESTMENTS
--------------------------------------------------------------------------
 1.   Federative Republic of Brazil Debt Conversion Bond 'L'
        3.25%, 4/15/12 (Brazil)                                       2.6%
 2.   Russian Federation
        5.00%, 3/31/30 (Russia)                                       2.4
 3.   United Mexican States Global Bond
        11.375%, 9/15/16 (Mexico)                                     2.3
 4.   Russian Federation
        12.75%, 6/24/28 (Russia)                                      2.3
 5.   United Mexican States Discount Bond 'A'
        9.875%, 2/1/10 (Mexico)                                       2.0
 6.   Federative Rep. of Brazil Debt Conversion Bond 'Z-L'
        3.188%, 4/15/24 (Brazil)                                      1.9%
 7.   Republic of Venezuela Debt Conversion Bond 'DL'
        0.00%, 12/18/07 (Venezuela)                                   1.5
 8.   Nextel Communications, Inc.
        0.00%, 9/15/07 (United States)                                1.4
 9.   British Sky Broadcasting Group plc
        8.20%, 7/15/09 (United Kingdom)                               1.3
10.   Russian Federation
        10.00%, 6/26/07 (Russia)                                      1.3
                                                                     ----
                                                                     19.0%
                                                                     ====

      *  Percent of Total Investments
      ** Excludes short-term investments

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                              FACE
                                                            AMOUNT     VALUE
                                                             (000)     (000)
----------------------------------------------------------------------------
DEBT INSTRUMENTS (93.8%)
============================================================================
ALGERIA (0.5%)
SOVEREIGN (0.5%)
  Algerian Loan Agreement Tranche 1
    7.188%, 3/31/10                                        $   213   $   198
----------------------------------------------------------------------------
ARGENTINA (1.4%)
CORPORATE (0.1%)
  CTI Holdings SA
    0.00%, 4/15/08                                             295        21
----------------------------------------------------------------------------
SOVEREIGN (1.3%)
  Republic of Argentina
    11.375%, 3/15/10                                           700       164
    11.75%, 4/7/09                                             310        76
    11.75%, 6/15/15                                            180        44
  Republic of Argentina Par Bond, 'L-GP'
    6.00%, 3/31/23                                             470       202
----------------------------------------------------------------------------
                                                                         486
----------------------------------------------------------------------------
                                                                         507
============================================================================
AUSTRALIA (0.2%)
CORPORATE (0.2%)
  Murrin Murrin Holdings Property Ltd.
    9.375%, 8/31/07                                            400        76
----------------------------------------------------------------------------
BERMUDA (0.1%)
CORPORATE (0.1%)
  RSL Communications, Ltd
    9.125%, 3/1/08                                             550        27
    10.00%, 3/15/08                                            256         9
    12.25%, 11/15/06                                            50         3
----------------------------------------------------------------------------
                                                                          39
============================================================================
BRAZIL (10.6%)
SOVEREIGN (10.6%)
  Federal Republic of Brazil
    8.875%, 4/15/24                                            680       484
    11.00%, 1/11/12                                            520       484
    11.00%, 8/17/40                                            400       330
    12.25%, 3/6/30                                             210       194
  Federative Republic of Brazil Bond 'C-L'
    8.00%, 4/15/14                                             246       201
  Federative Republic of Brazil Bond 'L'
    3.25%, 4/15/09                                             265       227
  Federative Republic of Brazil Bond 'Z-L'
    3.188%, 4/15/24                                            980       745
  Federative Republic of Brazil Bond PIK 'C'
    8.00%, 4/15/14                                             127       103
  Federative Republic of Brazil Debt Conversion Bond 'L'
    3.25%, 4/15/12                                           1,290       983
  Federal Republic of Brazil Global Note
    11.50%, 3/12/08                                            320       320
----------------------------------------------------------------------------
                                                                       4,071
============================================================================
BULGARIA (0.9%)
SOVEREIGN (0.9%)
  Republic of Bulgaria Front Loaded Interest
    Reduction Bond
    2.813%, 7/28/12                                        $   150   $   134
    2.813%, 7/28/24                                            240       215
----------------------------------------------------------------------------
                                                                         349
============================================================================
CANADA (2.8%)
CORPORATE (2.8%)
  Acetex Corp. Senior Note
    10.875%, 8/1/09                                             80        83
  Air Canada
    10.25%, 3/15/11                                            250       195
  Corus Entertainment, Inc.
    8.75%, 3/1/12                                               55        57
  GT Group Telecom, Inc. Senior Discount Notes
    0.00%, 2/1/10                                              625        34
  Husky Oil Ltd.
    0.00%, 8/15/28                                             415       422
  Norske Skog Canada
    8.625%, 6/15/11                                            110       111
  Quebecor Media, Inc.
    0.00%, 7/15/11                                              35        24
    11.125%, 7/15/11                                           135       147
----------------------------------------------------------------------------
                                                                       1,073
============================================================================
COLOMBIA (0.9%)
SOVEREIGN (0.9%)
  Republic of Colombia Notes
    10.00%, 1/23/12                                            360       345
----------------------------------------------------------------------------
CROATIA (0.3%)
SOVEREIGN (0.3%)
  Croatia Government International Bond
    0.00%, 7/31/10                                             116       114
----------------------------------------------------------------------------
DENMARK (0.1%)
CORPORATE (0.1%)
  Callahan Nordrhein-Westfalen
    14.00%, 7/15/10                                            325        49
----------------------------------------------------------------------------
DOMINICAN REPUBLIC (0.5%)
SOVEREIGN (0.5%)
  Dominican Republic Bond
    9.50%, 9/27/06                                             185       195
----------------------------------------------------------------------------

                                                                               5

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                              FACE
                                                            AMOUNT     VALUE
                                                             (000)     (000)
----------------------------------------------------------------------------
ECUADOR (0.2%)
SOVEREIGN (0.2%)
  Republic of Ecuador
    12.00%, 11/15/12                                       $   110   $    88
----------------------------------------------------------------------------
EGYPT (0.6%)
SOVEREIGN (0.6%)
  Arab Republic of Egypt
    8.75%, 7/11/11                                             230       224
----------------------------------------------------------------------------
INDONESIA (0.5%)
CORPORATE (0.5%)
  Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                                            400        73
  Tjiwi Kimia International Global Bond
    13.25%, 8/1/01                                             390(b)     77
  Tjiwi Kimia Financial (Mauritius)
    10.00%, 8/1/04                                             110        22
----------------------------------------------------------------------------
                                                                         172
============================================================================
IVORY COAST (0.4%)
SOVEREIGN (0.4%)
  Republic of Ivory Coast Bond
    2.00%, 3/29/18                                             285        64
  Republic of Ivory Coast Front-Loaded
    Interest Reduction Bond
    2.00%, 3/29/18                                             403        80
----------------------------------------------------------------------------
                                                                         144
============================================================================
LUXEMBURG (0.4%)
CORPORATE (0.4%)
  Messer Grieshem Holdings AG
    10.375%, 6/1/11                                            150       141
----------------------------------------------------------------------------
MALAYSIA (0.8%)
SOVEREIGN (0.8%)
  Government of Malaysia
    7.50%, 7/15/11                                             270       281
----------------------------------------------------------------------------
MEXICO (6.8%)
CORPORATE (0.9%)
  Grupo Iusacell SA de CV
    14.25%, 12/1/06                                             50        52
  Maxcom Telecomunicaciones SA de CV, 'B'
    13.75%, 4/1/07                                             150        27
  Petroleos Mexicanos
    9.50%, 9/15/27                                             250       272
----------------------------------------------------------------------------
                                                                         351
----------------------------------------------------------------------------
SOVEREIGN (5.9%)
  United Mexican States
    7.50%, 1/14/12                                             310       309
    11.50%, 5/15/26                                            240       311
  United Mexican States Discount Bond 'A'
    9.875%, 2/1/10                                         $   670   $   757
  United Mexican States Global Bond
    11.375%, 9/15/16                                           720       902
----------------------------------------------------------------------------
                                                                       2,279
----------------------------------------------------------------------------
                                                                       2,630
============================================================================
MOROCCO (1.1%)
SOVEREIGN (1.1%)
  Morocco R&C, 'A'
    0.00%, 1/5/09                                              443       411
----------------------------------------------------------------------------
NETHERLANDS (0.5%)
CORPORATE (0.5%)
  Hermes Europe Railtel BV
    11.50%, 8/15/07                                            190        18
  Song Networks Holding AB
    12.375%, 2/1/08                                        EUR 145        21
    13.00%, 5/15/09                                        $   525        83
  United Pan-Europe Communications NV
    10.875%, 8/1/09                                            425        55
----------------------------------------------------------------------------
                                                                         177
============================================================================
NIGERIA (0.7%)
SOVEREIGN (0.7%)
  Central Bank of Nigeria Par Bond
    6.25%, 11/15/20                                            250       177
  Nigeria Promissory Notes, 'RC'
    5.092%, 1/5/10                                             190        75
----------------------------------------------------------------------------
                                                                         252
============================================================================
PANAMA (0.9%)
SOVEREIGN (0.9%)
  Republic of Panama, PDI PIK Bond
    0.00%, 7/17/16                                             160       135
  Republic of Panama Global Bond
    9.375%, 4/1/29                                             100       102
    9.625%, 2/8/11                                             100       103
----------------------------------------------------------------------------
                                                                         340
============================================================================
PERU (0.8%)
SOVEREIGN (0.8%)
  Republic of Peru Front Loaded Interest Reduction Bond
    4.00%, 3/7/17                                               --        --@
  Republic of Peru, Past Due Interest Bond
    4.50%, 3/7/17                                              386       311
----------------------------------------------------------------------------
                                                                         311
============================================================================

6

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                              FACE
                                                            AMOUNT     VALUE
                                                             (000)     (000)
----------------------------------------------------------------------------
PHILIPPINES (1.8%)
SOVEREIGN (1.8%)
  Republic of Philippines
    8.375%, 3/12/09                                        $   220   $   219
    9.375%, 1/18/17                                            260       264
    9.875%, 1/15/19                                            210       212
----------------------------------------------------------------------------
                                                                         695
============================================================================
POLAND (1.4%)
CORPORATE (1.4%)
  Netia Holdings II BV, 'B'
    10.25%, 11/1/07                                            250        40
    13.125%, 6/15/09                                           100        16
    13.50%, 6/15/09                                            130        17
  PTC International Finance II SA
    0.00%, 7/1/07                                              200       200
    11.25%, 12/1/09                                            185       167
    11.25%, 12/1/09                                            100       104
----------------------------------------------------------------------------
                                                                         544
============================================================================
QATAR (0.4%)
SOVEREIGN (0.4%)
  State of Qatar
    9.75%, 6/15/30                                             130       150
----------------------------------------------------------------------------
RUSSIA (7.7%)
SOVEREIGN (7.7%)
  Russian Federation
    0.00%, 12/31/01                                            703(b)    532
    0.00%, 3/4/03                                              183       130
    5.00%, 3/31/30                                           1,416       934
    10.00%, 6/26/07                                            460       485
    12.75%, 6/24/28                                            750       881
----------------------------------------------------------------------------
                                                                       2,962
----------------------------------------------------------------------------
SOUTH KOREA (1.6%)
CORPORATE (1.2%)
  Korea Electric Power Corp.
    6.375%, 12/1/03                                            280       290
    7.75%, 4/1/13                                              150       158
----------------------------------------------------------------------------
                                                                         448
----------------------------------------------------------------------------
SOVEREIGN (0.4%)
  Republic of South Korea
    8.875%, 4/15/08                                            150       173
----------------------------------------------------------------------------
                                                                         621
----------------------------------------------------------------------------
TURKEY (1.0%)
SOVEREIGN (1.0%)
  Republic of Turkey
    12.375%, 6/15/09                                           380       403
----------------------------------------------------------------------------
UKRAINE (0.4%)
SOVEREIGN (0.4%)
  Ukraine Government
    11.00%, 3/15/07                                        $   164   $   166
----------------------------------------------------------------------------
UNITED KINGDOM (2.7%)
CORPORATE (2.7%)
  British Sky Broadcasting Group plc
    8.20%, 7/15/09                                             500       505
  Colt Telecommunications Group plc
    7.625%, 7/31/08                                            204        94
  Dolphin Telecommunication plc
    0.00%, 5/15/09                                             275        --@
    0.00%, 6/1/08                                              190        --@
  Espirit Telecommunications Group plc
    11.00%, 6/15/08                                            233        --@
  HMV Media Group plc
    10.875%, 5/15/08                                           125       187
  Telewest Communications plc
    0.00%, 4/15/09                                             475       247
----------------------------------------------------------------------------
                                                                       1,033
============================================================================
UNITED STATES (41.9%)
CORPORATE (41.9%)
  Adelphia Communications Corp., 'B'
    0.00%, 1/1/00                                              160(b)    139
    7.75%, 1/15/09                                             135       113
    9.875%, 3/1/07                                             300       279
  Allied Waste North America
    8.875%, 4/1/08                                             215       220
  American Cellular Corp.
    9.50%, 10/15/09                                             65        48
  American Tower Corp. Senior Note
    9.375%, 2/1/09                                             150       111
  Amerisourcebergen Corp.
    8.125%, 9/1/08                                              75        78
  Anthem Insurance Co., Inc.
    9.125%, 4/1/10                                             240       260
  Arvinmeritor
    8.75%, 3/1/12                                               95        98
  Autonation, Inc.
    9.00%, 8/1/08                                              100       105
  Beazer Homes U.S.A
    8.625%, 5/15/11                                            195       203
  Belo Corp.
    8.00%, 11/1/08                                              60        61
  C.B. Richard Ellis Services, Inc
    11.25%, 6/15/11                                            150       141
  CA FM Lease Trust
    8.50%, 7/15/17                                             207       210
  Calpine Corp.
    8.50%, 2/15/11                                             195       156

                                                                               7

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                              FACE
                                                            AMOUNT     VALUE
                                                             (000)     (000)
----------------------------------------------------------------------------
  Case Corp.
    6.25%, 12/1/03                                         $    65   $    61
  Case Credit Corp.
    6.125%, 2/15/03                                             60        58
  Centennial Cellular
    10.75%, 12/15/08                                           250       107
  Centex Corp.
    7.875%, 2/1/11                                             280       289
  Charter Communications
    10.25%, 1/15/10                                            420       409
  Chesapeake Energy Corp.
    8.125%, 4/1/11                                             325       326
  CIT Group, Inc. Note
    5.625%, 5/17/04                                             75        74
    6.50%, 2/7/06                                               15        15
  Collins & Aikman Products
    11.50%, 4/15/06                                             35        32
    10.75%, 12/31/11                                           125       126
  Corning, Inc.
    0.00%, 11/8/15                                             310       159
  D.R. Horton, Inc.
    8.00%, 2/1/09                                              130       131
  Dana Corp.
    9.00%, 8/15/11                                             270       259
  Echostar DBS Corp.
    9.125%, 1/15/09                                            100       103
    9.375%, 2/1/09                                             160       166
  Encompass Services Corp.
    10.50%, 5/1/09                                              85        47
  Entravision Communications Corp., Senior Subordinated
    Note 144A
    8.125%, 3/15/09                                             50        51
  Equistar Chemical
    10.125%, 9/1/08                                            140       144
  Exodus Communications, Inc.
    11.625%, 7/15/10                                           550       113
  Foamex LP/ Capital Corp.
    10.75%, 4/1/09                                              50        51
  Focal Communications Corp., 'B'
    0.00%, 2/15/08                                             331        60
    11.875%, 1/15/10                                           279        78
  Fresenius Medical Capital Trust II
    7.875%, 2/1/08                                             430       432
  Global Crossing Holding Ltd.
    8.70%, 8/1/07                                              500        16
    9.625%, 5/15/08                                            500        11
  Globalstar LP
    11.375%, 2/15/04                                       $   150   $    14
    11.50%, 6/1/05                                              30         3
  Globix Corp.
    12.50%, 2/1/10                                             365        53
  Hanover Equipment Trust
    8.50%, 9/1/08                                              105       106
    8.75%, 9/1/11                                               45        45
  Hayes Lemmerz International, Inc.
    8.25%, 12/15/08                                            655        39
    9.125%, 7/15/07                                            175        11
  HCA - The Healthcare Co.
    7.58%, 9/15/25                                             130       122
    7.69%, 6/15/25                                             170       163
  Health Net, Inc.
    8.375%, 4/15/11                                            240       250
  Hilton Hotels
    7.95%, 4/15/07                                             115       116
  HMH Properties 'A'
    7.875%, 8/1/05                                             230       229
  HMH Properties 'B'
    7.875%, 8/1/08                                              35        34
  Hollinger Participation Notes
    0.00%, 11/15/10                                            132       126
  Horseshoe Gaming Holding
    8.625%, 5/15/09                                            385       400
  Huntsman ICI Chemicals
    10.125%, 7/1/09                                      EUR   225       172
    10.125%, 7/1/09                                        $   225       207
  Intermedia Communications,Inc.,'B'
    0.00%, 7/15/07                                             135       124
    8.60%, 6/1/08                                              180       156
  International Game Technology
    8.375%, 5/15/09                                            225       234
  ISP Holdings, Inc.
    10.625%, 12/15/09                                          205       213
  Istar Financial Inc.
    8.75%, 8/15/08                                             125       129
  Jet Equipment Trust, 'A3'
    11.79%, 6/15/13                                            175        88
  Lear Corp., 'B'
    8.11%, 5/15/09                                              45        46
  Louisiana Pacific Corp.
    8.875%, 8/15/10                                             50        52
    10.875%, 11/15/08                                          155       167
  Lyondell Chemical Co.
    9.625%, 5/1/07                                             100       102
  Magnum Hunter Re
    9.60%, 3/15/12                                              30        31
  Mail-Well I Corp.
    9.625%, 3/15/12                                             75        77

8

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                              FACE
                                                            AMOUNT     VALUE
                                                             (000)     (000)
----------------------------------------------------------------------------
  McLeod USA, Inc.
    11.375%, 1/1/09                                        $   420   $   105
  Metromedia Fiber Network
    10.00%, 12/15/09                                           355        25
  Michael Foods, Inc.
    11.75%, 4/1/11                                             145       158
  Millenium America, Inc.
    9.25%, 6/15/08                                             115       118
  Mirant Americas
    8.30%, 5/1/11                                              200       185
  Motient Corp., 'B'
    12.25%, 4/1/08                                             260       103
  Muzak LLC/Muzak Finance
    9.875%, 3/15/09                                             95        80
  National Steel Corp., 'D'
    9.875%, 3/1/09                                             490        99
  Nextel Communications, Inc.
    0.00%, 9/15/07                                             790       525
    9.375%, 11/15/09                                           170       113
  Nextmedia Operating, Inc.
    10.75%, 7/1/11                                             135       145
  NTL Communications Corp.
    9.875%, 11/15/09                                           125        34
  NTL Inc., 'B'
    0.00%, 4/1/08                                        GBP   675       269
  Omnicare, Inc., 'B'
    8.125%, 3/15/11                                        $   130       137
  Ono Finance plc
    14.00%, 2/15/11                                            175        82
  Owens-Illinois, Inc.
    7.50%, 5/15/10                                             520       473
  Park Place Entertainment
    7.875%, 12/15/05                                           145       145
  Pegasus Communications
    9.75%, 12/1/06                                              30        20
    12.50%, 8/1/07                                              15        12
  Pemex Master Trust
    8.625%, 2/1/22                                             150       151
  PG&E National Energy Group
    10.375%, 5/16/11                                           110       114
  Phelps Dodge Corp.
    8.75%, 6/1/11                                              140       137
  Primedia, Inc.
    8.875%, 5/15/11                                            370       337
  Primus Telecommunications Group, Inc.
    11.25%, 1/15/09                                            195        72
    12.75%, 10/15/09                                           140        52
  PSINet, Inc.
    11.00%, 8/1/09                                             265        27
  PSINet, Inc., 'B'
    10.00%, 2/15/05                                        $   960   $    96
  Radio One, Inc.
    8.875%, 7/1/11                                              90        94
  RCN Corp., 'B'
    0.00%, 10/15/07                                            465        95
    0.00%, 2/15/08                                             225        41
  Rhythms NetConnections, Inc., 'B'
    0.00%, 5/15/08                                             635        70
    14.00%, 2/15/10                                            195        13
  Riverwood International
    10.875%, 4/1/08                                             90        93
  Salem Communications Holding Corp.
    9.00%, 7/1/11                                              175       182
  Schuler Homes
    9.375%, 7/15/09                                            180       188
  Six Flags, Inc.
    8.875%, 2/1/10                                             120       121
  Smithfield Foods, Inc.
    7.625%, 2/15/08                                            290       287
  Solectron Corp.
    0.00%, 11/20/20                                            350       162
  Station Casinos, Inc.
    8.875%, 12/1/08                                             75        77
    9.875%, 7/1/10                                             150       161
  Stone Energy Corp.
    8.25%, 12/10/11                                             80        82
  The Manitowoc Co., Inc.
    10.375%, 5/15/11                                     EUR   110       102
  Toll Brothers, Inc.
    8.25%, 2/1/11                                          $   345       350
  UCAR Finance, Inc.
    10.25%, 2/15/12                                             60        63
  Viatel, Inc.
    0.00%, 4/15/08                                             630         3
  Vintage Petroleum, Inc.
    8.625%, 2/1/09                                              50        48
    9.75%, 6/30/09                                             275       275
  Waste Management, Inc.
    6.875%, 5/15/09                                            185       180
    7.125%, 12/15/17                                            40        38
    7.65%, 3/15/11                                              50        50
  Williams Cos., Inc.
    7.75%, 6/15/31                                              55        51
  Williams Cos., Inc. Debt Service
    7.50%, 1/15/31                                             110        99
  Winstar Communications
    0.00%, 4/15/10                                           3,765        --@
  XM Satellite Radio, Inc.
    14.00%, 3/15/10                                             75        53

                                                                               9

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                              FACE
                                                            AMOUNT     VALUE
                                                             (000)     (000)
----------------------------------------------------------------------------
  XO Communications, Inc.
    0.00%, 4/15/08                                         $   545   $    57
    10.75%, 11/15/08                                           325        41
    10.75%, 6/1/09                                              75         9
  Young Broadcasting, Inc.
    10.00%, 3/1/11                                             150       156
----------------------------------------------------------------------------
                                                                      16,104
----------------------------------------------------------------------------
VENEZUELA (3.1%)
SOVEREIGN (3.1%)
  Republic of Venezuela Debt Conversion Bond 'DL'
    0.00%, 12/18/07                                            714      586
  Republic of Venezuela Par Bond
    6.75%, 3/31/20                                             190      143
  Republic of Venezuela Global Bond
    9.25%, 9/15/27                                             710      482
  Republic of Venezuela Oil-Linked Payment Obligation
    0.00%, 4/15/20                                               5        --@
----------------------------------------------------------------------------
                                                                       1,211
============================================================================
TOTAL DEBT INSTRUMENTS
  (Cost $48,724)                                                      36,076
============================================================================

                                                           SHARES
----------------------------------------------------------------------------
COMMON STOCKS (0.0%)
============================================================================
SWEDEN (0.0%)
  Song Networks Holding AB ADR                               3,288         1
UNITED STATES (0.0%)
  Focal Communications Corp.                                     4        16
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $233)                                                             17
============================================================================
PREFERRED STOCKS (3.3%)
============================================================================
UNITED STATES
  Broadwing Communications
    Corp., 'B' 11.375%                                         419       176
  Crown Castle International Corp.
    9.75%                                                      150   $    10
  Dobson Communications Corp.,
    PIK 13.00%                                                 431       349
  Intermedia Communications, Inc.,
    'B' 11.25%                                                 114        94
  Nextel Communications, Inc. 'D',
    PIK 13.00%, Exchangeable                                   216        88
  Paxson Communications Corp.,
    PIK 13.25%                                                  22       204
  Primedia Inc., 10.00%                                        260        13
  Primedia Inc., 9.20%                                         370        17
  TNP Enterprises, Inc., 'D',
    9.25%                                                      284       288
  XO Communications, Inc.,
    14.00%                                                   2,764        --@
  XO Communications, Inc.,
    13.50%                                                     294        --@
----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Cost $1,692)                                                        1,239
============================================================================

                                                           NO. OF
                                                           RIGHTS
----------------------------------------------------------------------------
RIGHTS (0.0%)
============================================================================
MEXICO (0.0%)
  United Mexican States Value
     Recovery Rights, 0.00%,
     expiring 6/30/03
  (Cost $--)                                             5,208,000         9
============================================================================

                                                            NO. OF
                                                          WARRANTS
----------------------------------------------------------------------------
WARRANTS (0.0%)
============================================================================
CANADA (0.0%)
  GT Group Telecom, Inc., expiring
    2/1/10                                                   6,250         1
----------------------------------------------------------------------------
COLOMBIA (0.0%)
  Occidente y Caribe, expiring
    3/15/04                                                 25,790        --@
----------------------------------------------------------------------------
MEXICO (0.0%)
  Maxcom Telecomunicaciones SA
    de CV, expiring 04/01/07                                   150        --@
----------------------------------------------------------------------------

10

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                            NO. OF     VALUE
                                                          WARRANTS     (000)
----------------------------------------------------------------------------
UNITED STATES (0.0%)
  Motient Corp., expiring 4/01/08                            2,800   $    --@
  Ono Finance plc., expiring
    3/15/08                                                    175        --@
  SW Acquisition, expiring 4/1/11                              220         7
  XM Satellite Radio Holdings, Inc.,
    expiring 3/15/10                                         1,550         3
----------------------------------------------------------------------------
                                                                          10
============================================================================
TOTAL WARRANTS
   (Cost $41)                                                             11
============================================================================

                                                              FACE
                                                            AMOUNT
                                                             (000)
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.9%)
============================================================================
UNITED STATES (2.6%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc., 1.76%, dated
    3/28/02, due 4/1/02
    (Cost $1,001)                                          $ 1,001(a)  1,001
----------------------------------------------------------------------------
UNITED STATES (0.3%)
BILLS
  United States Treasury Bill
    7/18/02                                                    100        99
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,101)                                                        1,100
============================================================================

----------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.0%)
============================================================================
  Euro
  (Cost $8)                                                      9         9
============================================================================

                                                            AMOUNT    AMOUNT
                                                             (000)     (000)
----------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $51,799)                                                     $38,461
============================================================================
OTHER ASSETS AND LIABILITIES
  Other Assets                                             $   875
  Liabilities                                               (9,299)   (8,424)
============================================================================
NET ASSETS
  Applicable to 4,190,803, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                  $30,037
============================================================================
NET ASSET VALUE PER SHARE                                            $  7.17
============================================================================

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
(b) -- Security is in default.
 @  -- Value is less than $500.
ADR -- American Depositary Receipt
PIK -- Payment-in-Kind  -- Income may be paid in additional securities or cash at the discretion of the issuer.
EUR -- European Economic and Monetary Union currency (Euro)
GBP -- British Pound

                                                                              11